Document and Entity Information	12 Months Ended
Jun. 30, 2013
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Trading Symbol	MSFT
Entity Registrant Name	MICROSOFT CORPORATION
Entity Central Index Key	0000789019